Statements of comprehensive income (loss) (USD $)	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Statements of comprehensive loss
Net income (loss)	$ (4,416,499)	$ (14,586,578)	$ (14,684,535)	$ (6,272,044)	$ (7,297,125)	$ (6,068,072)	$ (6,597,861)	$ (5,764,646)	$ 67,608,165	$ (15,388,398)	$ (15,550,607)	$ (33,687,612)	$ (19,963,058)	$ (26,235,102)	$ 30,904,514
Other comprehensive income (loss):
Unrealized loss on investments												(40,467)			(3,606)
Comprehensive loss												$ (33,728,079)	$ (19,963,058)	$ (26,235,102)	$ 30,900,908